Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity File Number	000-53949
Entity Registrant Name	GOOD GAMING, INC.
Entity Central Index Key	0001454742
Entity Tax Identification Number	26-3988293
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	415 McFarlan Road
Entity Address, Address Line Two	Suite 108
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348
City Area Code	844
Local Phone Number	419-7445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false